Leases - Summary of Lease Items Recognized in Combined Statements Of Loss And Other Comprehensive Loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Leases Recognized In Comprehensive Income Statement [Line Items]
Depreciation charge of right-of-use assets	¥ 8,160	¥ 9,219	¥ 6,515
Interest expense (included in finance costs)	783	1,089	1,097
Expense relating to short-term leases not included in lease liabilities (included in cost of revenues, selling and marketing expenses, administrative expenses and research and development expenses)	16,732	9,739	3,837
Total	25,675	20,047	11,449
Office Building [Member]
Disclosure Of Detailed Information About Leases Recognized In Comprehensive Income Statement [Line Items]
Depreciation charge of right-of-use assets	5,532	4,386	4,523
Charging Stations [Member]
Disclosure Of Detailed Information About Leases Recognized In Comprehensive Income Statement [Line Items]
Depreciation charge of right-of-use assets	¥ 2,628	¥ 4,833	¥ 1,992